The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements Of Value Added
Interest and similar income	R$ 115,225,118	R$ 77,987,308	R$ 62,774,940
Net fee and commission income	14,875,880	15,273,301	16,228,214
Impairment losses on financial assets (net)	(24,828,749)	(17,112,734)	(17,450,188)
Other income and expense	2,174,855	(3,843,999)	(5,012,403)
Interest expense and similar charges	(67,721,941)	(28,885,478)	(18,332,228)
Third-party input	(8,207,227)	(8,078,399)	(7,946,539)
Materials, energy and others	(895,734)	(713,400)	(641,831)
Third-party services	(6,317,067)	(6,231,129)	(6,424,755)
Impairment of assets	(161,434)	(165,799)	(84,908)
Other	(832,992)	(968,071)	(795,045)
Gross added value	31,517,936	35,339,999	30,261,796
Retention
Depreciation and amortization	(2,585,502)	(2,433,921)	(2,579,127)
Added value produced	28,932,434	32,906,078	27,682,669
Investments in affiliates and subsidiaries	199,179	144,184	112,261
Added value to distribute	29,131,613	33,050,262	27,794,930
Added value distribution
Employee	R$ 9,894,413	R$ 8,045,893	R$ 7,943,711
Employee	34.00%	24.30%	28.60%
Compensation	R$ 6,351,116	R$ 5,929,439	R$ 5,749,669
Benefits	1,737,282	1,593,386	1,514,611
Government severance indemnity funds for employees - FGTS	2,221	431,249	448,457
Other	1,803,794	91,819	230,974
Taxes	R$ 4,749,350	R$ 9,269,368	R$ 6,298,717
Taxes Percent	16.30%	28.00%	22.70%
Federal	R$ 4,625,498	R$ 8,332,994	R$ 10,088,318
State	123,852	813	(830,771)
Municipal		935,561	(2,958,830)
Compensation of third-party capital - rental	R$ 148,375	R$ 175,677	R$ 101,749
Compensation of third-party capital - rental	0.50%	0.50%	0.40%
Remuneration of interest on capital	R$ 14,339,475	R$ 15,559,324	R$ 13,450,753
Remuneration of interest on capital	49.20%	47.20%	48.40%
Dividends and interest on capital	R$ 8,100,000	R$ 9,649,000	R$ 3,837,085
Profit Reinvestment	6,187,093	5,879,052	9,581,444
Profit (loss) attributable to non-controlling interests	52,382	31,272	32,224
Total	R$ 29,131,613	R$ 33,050,262	R$ 27,794,930
Total	100000.00%	100000.00%	100000.00%